SHARE-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 09, 2022 award
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards | award			2
Award conversion ratio			4
Share-based compensation expense	$ 5
Employee compensation recovery	$ 45
Class A Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding (in shares) | shares	396,154,728	396,154,728
Brookfield Corporation | Class A Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding (in shares) | shares	1,200,000	1,200,000
Asset Management Services Agreement | Brookfield Asset Management ULC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Related party expenses	$ 35	$ 35
Corporation Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		4
Manager Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		1
Share options | Management Share Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		$ 1
Vesting period (up to)		5 years
Expiration period		10 years
Weighted-average fair value of options granted (in dollars per share) | $ / shares		$ 3.50
Share options | Management Share Option Plan | Brookfield Corporation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average fair value of options granted (in dollars per share) | $ / shares		$ 8.82
Escrowed Shares | Escrowed Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		$ 3
Vesting period (up to)		5 years
Expiration period		10 years
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 1
Vesting period (up to)	5 years
Shares granted (in shares) | shares	300,000
DSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (up to)	5 years
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (up to)	5 years
Deferred Share Units And Restricted Share Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of vested DSUs and RSUs	$ 369